Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable	$ 164,000	$ 164,000
Intangible assets, net	$ 498,666	$ 498,666
Stockholders' Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	50,000
Preferred stock, issued shares	50,000	50,000
Preferred stock, outstanding shares	50,000	50,000
Common stock, par value	$ 0.015	$ 0.015	$ 0.015
Common stock, authorized	200,000,000	200,000,000	200,000,000
Common stock, issued	9,367,057	7,197,761	2,047,309
Common stock, Outstanding	9,367,057	7,197,761	2,047,309
Series C Preferred Stock
Stockholders' Equity
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, authorized shares		1,000,000	1,000,000
Preferred stock, issued shares	50,000	1,000,000	1,000,000
Preferred stock, outstanding shares	50,000	1,000,000	1,000,000
Series A Preferred Stock
Stockholders' Equity
Preferred stock, par value		$ 0.001	$ 0.10
Preferred stock, authorized shares		10,000,000	1,043
Preferred stock, issued shares		0	1,043
Preferred stock, outstanding shares		0	1,043
Preferred stock, liquidation preference			$ 1,042,756
Series B Preferred Stock
Stockholders' Equity
Preferred stock, par value		$ 0.10	$ 0.10
Preferred stock, authorized shares		4,000,000	4,000,000
Preferred stock, issued shares		0	3,300,000
Preferred stock, outstanding shares		0	3,300,000